Long-Term debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt
Total long-term debt	$ 850,191	$ 776,055
Less: current portion	(3,414)	(6,770)
Net long-term debt	846,777	769,285
US Credit Agreement Revolving Credit Line [Member]
Long Term Debt
Total long-term debt	132,000
US Credit Agreement Term Loan [Member]
Long Term Debt
Total long-term debt	127,000	134,000
UK Credit Agreement Revolving Credit Line [Member]
Long Term Debt
Total long-term debt	59,060	54,597
UK Credit Agreement Term Loan [Member]
Long Term Debt
Total long-term debt		5,505
UK Credit Agreement Overdraft Line of Credit [Member]
Long Term Debt
Total long-term debt	13,333	7,116
7.75% senior subordinated notes due 2016 [Member]
Long Term Debt
Total long-term debt	375,000	375,000
3.5% senior subordinated convertible notes due 2026 [Member]
Long Term Debt
Total long-term debt	63,324	148,884
Mortgages facilities [Member]
Long Term Debt
Total long-term debt	75,684	46,052
Other [Member]
Long Term Debt
Total long-term debt	$ 4,790	$ 4,901